Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 8. Intangible Assets, Net
Intangible assets subject to amortization as of December 31, 2021 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	7	$71,266	$23,625	$47,641
Marketing products	6	62,803	12,786	50,017
Technology	2	112,698	54,811	57,887
Capitalized software	2	70,494	34,820	35,674

Total intangible assets		$317,261	$126,042	$191,219

Intangible assets subject to amortization as of December 31, 2020 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Amortization expense
was $56.3 million, $33.4 million, and $26.3 million for the years ended December 31
, 2021
, 2020
and 2019
, respectively.
As of December
 31, 2021, expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2022	$62,929
2023	55,558
2024	27,112
2025	8,859
2026	8,859
Thereafter	27,902

Total	$191,219